Financial Instruments	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Disclosure of financial instruments [text block]
(22)	Financial Instruments
The following values for derivative financial instruments were recognized in the balance sheet as of Dec. 31, 2020 and Dec. 31, 2019.

($ in millions)	Year ended Dec. 31, 2020	Year ended Dec. 31, 2019
Derivatives included in non-current financial assets	66.1	38.7
Embedded Derivatives	65.7	33.8
Foreign exchange contracts (Forwards)	—	5.0
Interest rate cap	0.4	—

Derivatives included in current financial assets	8.7	0.0
Foreign exchange contracts (Forwards)	8.7	—

Derivatives included in non-current financial liabilities	—	1.2
Foreign exchange contracts (Collars)	—	1.2

Derivatives included in current financial liabilities	14.8	2.6
Foreign exchange contracts (Collars)	4.3	1.6
Foreign exchange contracts (Forwards)	10.5	1.0

The carrying amounts of the financial instruments were derived as follows as of Dec. 31, 2020:

($ in millions)	Classification pursuant to IFRS 9	Carrying amount as per statement of financial position	Measured at amortized cost	Measured at fair value
Trade receivables*	FAAC	262.0	262.0	—
Cash and cash equivalents	FAAC	320.1	320.1	—
Other financial assets*	FAAC	20.9	20.9	—
Embedded Derivatives	FAFV	65.7	—	65.7
Foreign exchange contracts not designated as hedging instrument	FAFV	8.7	—	8.7
Interest rate cap	FAFV	0.4	—	0.4

Total financial assets		677.8	603.1	74.8

Non-current borrowings	FLAC	2,065.7	2,065.7	2,194.2
Current borrowings	FLAC	0.5	0.5	—

Total debt		2,066.2	2,066.2	2,194.2

Trade payables*	FLAC	221.0	221.0	—
Lease liabilities	FLAC	81.5	81.5	—
Other financial liabilities*	FLAC	25.3	25.3	—
Foreign exchange contracts designated as hedge of an investment in a foreign operation (“Forwards”)	No class	10.5	—	10.5
Foreign exchange contracts designated as hedge of an investment in a foreign operation (“Collars”)	No class	4.3	—	4.3

Total financial liabilities		2,408.7	2,393.9	2,209.0

FAAC    =     Financial Assets at amortized Cost
FAFV    =     Financial Assets at Fair value through profit or loss
FLAC    =     Financial Liabilities at amortized Cost

The carrying amounts of the financial instruments were derived as follows as of Dec. 31, 2019:

($ in millions)	Classification pursuant to IFRS 9	Carrying amount as per statement of financial position	Measured at amortized cost	Measured at fair value
Trade and other receivables	FAAC	245.6	245.6	—
Cash and cash equivalents	FAAC	302.7	302.7	—
Other financial assets	FAAC	29.0	29.0	—
Embedded Derivatives	FAFV	33.8	—	33.8
Foreign exchange contracts designated as hedge of an investment in a foreign operation (“Forwards”)	No class	—	—	—

Total financial assets		611.1	577.4	33.8

Non-current borrowings	FLAC	2,115.0	2,115.0	2,246.9
Current borrowings	FLAC	0.8	0.8	—

Total debt		2,115.9	2,115.9	2,246.9

Trade and other payables	FLAC	176.3	176.3	—
Lease liabilities	FLAC	75.1	75.1	—
Other financial liabilities	FLAC	30.3	30.3	—
Foreign exchange contracts designated as hedge of an investment in a foreign operation (“Forwards”)	No class	1.0	—	1.0
Foreign exchange contracts designated as hedge of an investment in a foreign operation (“Collars”)	No class	2.8	—	2.8

Total financial liabilities		2,401.4	2,397.6	2,250.7

FAAC    =     Financial Assets at amortized Cost
FAFV    =     Financial Assets at Fair value through profit or loss
FLAC    =     Financial Liabilities at amortized Cost
As in the prior year, no financial assets have been reclassified from one category to another in 2020.
Net gains and losses of financial instruments for each measurement category breaks down as follows.

Net income (loss) by measurement category
($ in millions)	Year ended Dec. 31, 2020	Year ended Dec. 31, 2019
FAAC	(2.5)	(7.3)
FLAC	(144.5)	(148.2)
FAFV	31.9	17.0
No class	3.1	(1.1)

Total	(112.0)	(139.6)

The net loss for the FLAC category is included in interest expense in the consolidated statement of comprehensive income while the net gains or losses of the other categories are shown in other income or expense. Please also refer to note (3).
The net result of the FAAC measurement category contains impairment losses and reversals on trade receivables. The net result of the FAAC measurement category also includes interest income. The net result of the FLAC measurement category includes interest expenses for ongoing debt service as well as the result from loan amortization, which is also included in interest expense.
As of Dec. 31, 2020, Atotech has classified its financial instruments into the three levels of the fair value hierarchy prescribed by IFRS 13 “Fair Value Measurement” as follows. For further information on these levels and the reliability of the input parameters used, as well as the valuation techniques used, please refer to note (3).

As of Dec. 31, 2020
($ in millions)	No Level	Level 1	Level 2	Level 3	Total
Trade receivables*	262.0	—	—	—	262.0
Cash and cash equivalents	320.1	—	—	—	320.1
Other financial assets*	20.9	—	—	—	20.9
Embedded Derivatives	—	—	65.7	—	65.7
Foreign exchange contracts not designated as hedging instrument	—	—	8.7	—	8.7
Interest rate cap	—	—	0.4	—	0.4

Total financial assets	603.1	—	74.8	—	677.8

Non-current borrowings	—	—	2,194.2	—	2,194.2
Current borrowings	0.5	—	—	—	0.5

Total debt	0.5	—	2,194.2	—	2,194.7

Trade payables*	221.0	—	—	—	221.0
Lease liabilities	81.5	—	—	—	81.5
Other financial liabilities*	25.3	—	—	—	25.3
Foreign exchange contracts designated as hedge of an investment in a foreign operation (“Forwards”)	—	—	10.5	—	10.5
Foreign exchange contracts designated as hedge of an investment in a foreign operation (“Collars”)	—	—	4.3	—	4.3

Total financial liabilities	328.2	—	2,209.0	—	2,537.2

As of Dec. 31, 2019
($ in millions)	No Level	Level 1	Level 2	Level 3	Total
Trade and other receivables	245.6	—	—	—	245.6
Cash and cash equivalents	302.7	—	—	—	302.7
Other financial assets	29.0	—	—	—	29.0
Embedded Derivatives	—	—	33.8	—	33.8
Foreign exchange contracts designated as hedge of an investment in a foreign operation (“Forwards”)	—	—	—	—	—

Total financial assets	577.4	—	33.8	—	611.1

Non-current borrowings	—	—	2,246.9	—	2,246.9
Current borrowings	0.8	—	—	—	0.8

Total debt	0.8	—	2,246.9	—	2,247.7

Trade and other payables	176.3	—	—	—	176.3
Lease liabilities	75.1	—	—	—	75.1
Other financial liabilities	30.3	—	—	—	30.3
Foreign exchange contracts designated as hedge of an investment in a foreign operation (“Forwards”)	—	—	1.0	—	1.0
Foreign exchange contracts designated as hedge of an investment in a foreign operation (“Collars”)	—	—	2.8	—	2.8

Total financial liabilities	282.6	—	2,250.7	—	2,533.3

The following table presents the changes in level 3 items (embedded derivatives) for 2020 and 2019:

	Year ended Dec. 31, 2020		Year ended Dec. 31, 2019
($ in millions)	Opco Notes	Holdco Notes	Opco Notes	Holdco Notes
Balance at the start of the period	27.8	6.0	9.1	7.6

Gains/losses recognized in income statement	25.9	6.1	18.7	(1.6)

Closing balance at the end of the period	53.6	12.1	27.8	6.0

Valuation input and relationships to fair value
The risk premium of the Company is an unobservable input factor for the embedded derivatives “Opco Notes” and “Holdco Notes”. A 1% higher or lower risk premium would have led to decrease by $17.0 million or increase by $17.8 million to the reported fair value for the Opco Notes. For the Holdco Notes a 1% higher or lower risk premium would implied a decrease by $3.8 million or an increase by $4.2 million to the reported fair value.
Offsetting and Transfers of Financial Assets
In cases where the Company has a legally enforceable right to offset financial liabilities and financial assets, and has the intention settle these financial instruments on a net basis, Atotech offsets these financial instruments and reports the net amount on the balance sheet. As of Dec. 31, 2020, no financial instruments were subject to offsetting.
The Group held no collateral of financial or
non-financial
assets as of Dec. 31, 2020 that it is permitted to sell or repledge in the absence of default by the owner.
Financial Risk Management
In the course of its business, the Group is exposed to a number of financial risks, including market risks (including foreign exchange rate risk and interest rate risk), credit risk and liquidity risk. The Group seeks to manage and control these risks to mitigate potential financial losses. At each balance sheet date, the Company notes no risk concentrations.
Market Risk
Interest rate risk
The Group is exposed to the risk that the fair value of future cash flows will fluctuate as a result of changes in prevailing market conditions. In order to manage that risk, the Group conducted a mix of loans with fixed and floating interest rates. The total nominal loan exposure of drawn debt amounts to $2,244.0 million (excluding appr. $4.1 million local lines of credit) million of which $1,144.0 million bear interests at a fixed rate.
Based on the structure of drawn debt at year end, an increase of interest rates of 100 basis points would cause additional expense in the amount of $9.5 million.
Credit Risk
The Group is exposed to the risk of losses due to the default of a counterparty to fulfill its contractual obligations. The Group has established a credit policy under which individual credit evaluations are performed to determine credit limits and payment terms applicable to customers. Equipment projects will be monitored via internal process, the risks will be managed by Letter of Credits, Bank Guarantees and payment flows which are covering the open risk position.
To further minimize credit risk, the Group will continue to implement certain working capital optimization measures and factoring instruments in 2020.
Foreign Exchange Risk
The Group is exposed to foreign exchange risks from transactions and translations. Translation risks arise from consolidation of financial statements of foreign operations into U.S. dollars, which is in principal not hedged. Transaction risks arise from transactions in foreign currency such as operating business, financing, planned sales as well as raw material purchased. These risks are constantly monitored by the Company. To mitigate the risk of changes in exchange rates, the Group uses FX forwards, non-deliverable
FX forwards and currency options.

At Dec. 31, 2020 the Group had the following open foreign currency contracts:

•	USDCNY FX forwards of $200 million due on Jan. 25, 2021

•	USDTWD FX collar option of $50 million due on Sep. 3, 2021

•	Other FX forwards of $237.1 million due until Dec. 31, 2021.
In order to hedge the risks arising from its investments in consolidated subsidiaries with CNY and TWD as their functional currency, the Company has designated a collar option and forwards into a hedge of a net investment in a foreign operation. For both currencies CNY and TWD the underlying exposure is higher than the designated hedged item. Due to the high correlation of the subsidiary´s functional currencies and the CNH respectively offshore TWD, the Company considers the hedge relationships to be highly effective.
For the period ended Dec. 31, 2020, an ineffectiveness of $3.8 million (Dec. 31, 2019: $0.6 million) has been expensed in the line item “Other income (expense), net” for all hedging instruments. The income (cost) of hedging (OCI II) is included in the line item “Hedge reserve” in other comprehensive income.
In addition to the net investment hedges, the Company hedges uncertain future cash flows arising from their operations in different countries around the globe that have different currency than the company’s functional currency. The company hedges the cash flows arising from cost-sharing agreements and other highly probable future transactions in certain currencies. All future cash flows are estimated to be highly probable.
The Company uses cash flow hedge accounting in accordance with IFRS 9. It uses foreign exchange forwards and non-deliverable
forwards as hedging instruments. The company uses the hypothetical derivative method to calculate hedge effectiveness. In general, the hedges are considered to be highly effective due to the fact that the critical terms of hedging instrument and hedged items match (“Critical Terms Match Method”). In cases where critical terms do not match based on different currencies of hedging instrument (offshore currency) and hedged item (onshore currency) the hedges are considered to be highly effective due to the fact that the changes in the offshore foreign exchange rate and onshore foreign exchange rate are highly correlated; the prospective hedge effectiveness is assessed by a regression analysis.
Hedge effectiveness is assessed at inception of the hedge, at each reporting date, and upon a significant change in the circumstances affecting the hedge effectiveness requirements. The effect of credit risk is considered minimal due to the highly rated counterparties and does not significantly influence the value changes that result from economic relationship. Potential sources of ineffectiveness are changes of the payment dates or a reduction in the total amount of the hedged item and a significant change of the credit risk of either party to the hedging relationship. For the
CNY-hedged
items and the
TWD-hedged
items, a significant decrease of the correlation between the offshore and onshore Renminbi and the offshore and onshore Taiwan Dollar is also considered as a potential source of ineffectiveness.
The effective change in value resulting from the spot and time component of the derivatives are recognized in the cash flow hedge reserve of other comprehensive income. The effective change in value resulting from the cross currency basis is recognized either in the hedge reserve or in the cost of hedging reserve of other comprehensive income. Based on its hedging strategy the Company decides at inception case-by-case
to exclude the cross currency basis from the hedge relationship, as permitted under IFRS 9.
The tables below summarizes the Company´s items designated as hedging instruments for cash flow hedges and net investment hedges as of Dec. 31, 2020 and as of Dec. 31, 2019.

As of Dec. 31, 2020	Notional	Carrying amount		Value of the hedging instrument*
($in million)		Financial Assets	Financial Liabilities
Net investment hedge
FX Forwards	200.0	—	(10.5)	(8.8)
FX collar	50.0	—	(4.3)	(2.2)

*	used for calculating hedge ineffectiveness (designated component)

As of Dec. 31, 2019	Notional	Carrying amount		Value of the hedging instrument*
($ in million)		Financial Assets	Financial Liabilities
Cash flow hedge
FX Forwards	0.8	—	—	—
FX non-deliverable forwards	49.5	—	(0.1)	(0.8)

Net investment hedge
FX Forwards	200.0	5.0	—	3.1
FX collar	300.0	—	(2.8)	—

*	used for calculating hedge ineffectiveness (designated component)
Notional value of Derivative Contracts
The tables below summarizes the notional value of the Company´s derivative contracts as of Dec. 31, 2020 and Dec. 31, 2019:

As of Dec. 31, 2020 ($in million)	Less than 12 months	1-5 years	More than 5 years	Notional
Foreign Exchange Forwards
USD – CNH	200.0	—	—	200.0
EUR – USD	210.3	—	—	210.3
EUR – GBP	11.6	—	—	11.6
EUR – CNY	14.2	—	—	14.2
EUR – CAD	0.6	—	—	0.6
EUR – AUD	0.1	—	—	0.1
EUR – TRY	0.2	—	—	0.2

Foreign Exchange Collar
USD – TWD	50.0	—	—	50.0

As of Dec. 31, 2019 ($in million)	Less than 12 months	1-5 years	More than 5 years	Notional
Foreign Exchange Forwards
USD – CNH	—	200.0	—	200.0
USD – CAD	0.8	—	—	0.8

Foreign Exchange Forwards non-deliverable Forwards
USD – CNY	44.5	—	—	44.5
EUR – TWD	5.0	—	—	5.0

Foreign Exchange Collar
USD – CNH	200.0	—	—	200.0
USD – TWD	50.0	50.0	—	100.0
Tables below shows the change of reserve for hedging instruments for year ended Dec. 31, 2020 and Dec. 31, 2019:

	OCI II: Cost of Hedging	OCI I: Hedge Reserve
($ in millions)		Intrinsic value of options	Foreign Exchange Transactions*
Opening balance as of Jan. 1, 2020	3.0	—	(12.9)	(9.9)

Change in fair value recognized in OCI		(2.2)	(44.8)	(47.0)
Costs of hedging recognized in OCI	2.0			2.0
Reclassified from OCI to profit or loss			0.9	0.9

Closing balance as of Dec. 31, 2020	5.0	(2.2)	(56.9)	(54.1)

*	The change in fair value recognized in OCI I includes the cumulative gains and losses from translating Term Loan B-3 from RMB into U.S. dollars of $(30.8) million.

	OCI II: Cost of Hedging	OCI I: Hedge Reserve
($ in millions)		Intrinsic value of options	Foreign Exchange Transactions*
Opening balance as of Jan. 1, 2019	5.3	—	(18.4)	(13.1)

Change in fair value recognized in OCI	—	—	6.2	6.2
Costs of hedging recognized in OCI	(2.7)	—	—	(2.7)
Reclassified from OCI to profit or loss	0.4	—	(0.7)	(0.3)

Closing balance as of Dec. 31, 2019	3.0	—	(12.9)	(9.9)

*	The change in fair value recognized in OCI I includes the cumulative gains and losses from translating Term Loan B-3 from RMB into U.S. dollars of $5.9 million.
The table below summarizes the sensitivity in market value of all hedging instruments for FX risk as of Dec. 31, 2020:

	Change of Foreign Exchange rate by
($ in millions)	+10%	-10%
USD – CNH	19.1	(23.4)
USD – TWD	3.7	(5.9)
Liquidity risk
As of Dec. 31, 2020, the Group held cash and cash equivalents of 320.1 million. In order to facilitate group-wide liquidity, the Group entered into a Revolving Credit Facility (RCF) as well as bilateral credit lines that allow the Group to account for dynamically changing liquidity requirements.
The table below summarizes the Group´s financial liabilities (both derivative and non-derivative)
according to their respective contractual maturities, based on undiscounted cash flows as of Dec. 31, 2020. The balances due within the next 12 months equal their carrying amounts, as the effect of discounting is considered immaterial.

($ in millions)	< 12 months	1 -3 years	3 -5 years	> 5 years	Total	Carrying amount
Trade payables	218.6	1.9	0.1	0.4	221.0	221.0
Borrowings	134.6	476.0	1,907.4	—	2,518.1	2,066.2
Other financial liabilities	38.5	1.5	0.0	0.0	40.1	40.1
thereof derivative financial instruments	14.8	—	—	—	14.8	14.8

Total	391.8	479.4	1,907.5	0.5	2,779.1	2,327.2

The maturities of lease liabilities are shown in note (9). As of Dec. 31, 2020, there are no risk concentrations at the Group with regard to liquidity risk.
As of Dec. 31, 2019, the Group held cash and cash equivalents of $302.7 million. In order to facilitate group-wide liquidity, the Group entered into a Revolving Credit Facility (RCF) as well as bilateral credit lines that allow the Group to account for dynamically changing liquidity requirements.

The table below summarizes the Group´s financial liabilities (both derivative and non-derivative)
according to their respective contractual maturities, based on undiscounted cash flows as of Dec. 31, 2019. The balances due within the next 12 months equal their carrying amounts, as the effect of discounting is considered immaterial.

($ in millions)	< 12 months	1 -3 years	3 -5 years	> 5 years	Total	Carrying amount
Trade payables	176.3	—	—	—	176.3	176.3
Borrowings	140.5	278.2	1,833.4	438.2	2,690.3	2,115.9
Other financial liabilities	30.9	3.3	—	—	34.2	34.2
thereof derivative financial instruments	2.3	1.6	—	—	3.9	3.9

Total	347.7	281.5	1,833.4	438.2	2,900.8	2,326.4

As of Dec. 31, 2019, there are no risk concentrations at the Group with regard to liquidity risk.